Sep-28-07 03:18pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-879 P.002/002 F-213

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

September 28, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-32223
CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STRATEGIC HOTELS & RESORTS, INC., 8.50% Series A Cumulatife Redeemable Preferred Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 28, 2007. Tentative listing date – October 2, 2007.

Sincerely,

07073923

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